Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of revenue from contract with customers

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Goods sold	1,168,774	1,187,660	665,310

Total revenue from contracts with customers	1,168,774	1,187,660	665,310

Recognized at a point in time	1,168,774	1,187,660	665,310

Schedule of revenue through different channels

Type of products	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Revenues from crude oil sales	1,097,316	1,113,411	606,183
Revenues from natural gas sales	67,290	68,663	54,301
Revenues from LPG sales	4,168	5,586	4,826

Total revenue from contracts with customers	1,168,774	1,187,660	665,310

Distribution channels	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Exports of crude oil	642,155	604,977	195,279
Local crude oil for refineries	455,161	508,434	410,904
Exports of natural gas	20,359	13,531	169
Local natural gas for industries	19,606	20,093	17,320
Local natural gas for retail distribution companies	17,639	18,829	18,351
Local natural gas for electric power generation	9,686	16,210	18,461
LPG sales	4,168	5,586	4,826

Total revenue from contracts with customers	1,168,774	1,187,660	665,310